Client Name:
Client Project Name:	CIM 2023-R4
Start - End Dates:	10/11/2018 - 5/14/2019
Deal Loan Count:	25

Conditions Report 2.0

Loans in Report:	25
Loans with Conditions:	7

0 - Total Active Conditions

9 - Total Satisfied Conditions

2 - Credit Review Scope
2 - Category: Credit/Mtg History
7 - Compliance Review Scope
3 - Category: Documentation
1 - Category: Federal Consumer Protection
3 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Terms/Guidelines

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